Investment Objectives and Goals - Amplify Fairlead Tactical Bitcoin ETF	Jul. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY FAIRLEAD TACTICAL BITCOIN ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Amplify Fairlead Tactical Bitcoin ETF seeks long-term capital appreciation by actively managing exposure to bitcoin.